Non-controlling interest - Net change in non-controlling interests (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Non-Controlling Interest [Line Items]
Balance, beginning of year	$ 2,110
Share of income (loss) for the period	526	$ (1,642)
Balance, ending of year	2,240	2,110
Non-controlling interest
Non-Controlling Interest [Line Items]
Balance, beginning of year	2,110	5,683
Balance, ending of year	2,240	2,110
Non-controlling interest | Saturninus Partners
Non-Controlling Interest [Line Items]
Share of income (loss) for the period	116	245
Distribution	(200)	0
Non-controlling interest | NAC OCN Ltd. Partnership
Non-Controlling Interest [Line Items]
Share of income (loss) for the period	208	284
Non-controlling interest | NAC Thompson North Ltd. Partnership
Non-Controlling Interest [Line Items]
Share of income (loss) for the period	182	313
Non-controlling interest | Enigmaa Ltd.
Non-Controlling Interest [Line Items]
Share of income (loss) for the period	(116)	(524)
Non-controlling interest | NuLeaf
Non-Controlling Interest [Line Items]
Share of income (loss) for the period	136	(1,960)
Purchase of interest	(196)	0
Non-controlling interest | Blessed
Non-Controlling Interest [Line Items]
Distribution	0	(358)
Non-controlling interest | Meta
Non-Controlling Interest [Line Items]
Distribution	0	(104)
Non-controlling interest | FABCBD
Non-Controlling Interest [Line Items]
Purchase of interest	$ 0	$ (1,469)